Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Other Income [Line Items]
Interest income (note i)	$ 431	$ 467	$ 330
Government grants (note ii)	1,016	587	1,730
Other income	$ 1,447	$ 1,054	$ 2,060